UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James  Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  06/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value
	MUTUAL FUNDS - 96.8%
	DEBT FUNDS - 92.6%
2,727,683	Baird Core Plus Bond Fund - Institutional Class	$ 30,331,836
1,113,566	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Class	12,093,324
811,371	Forward Select Income Fund - Institutional Class	20,917,146
4,522,597	Ivy Municipal High Income Fund - Class I	23,246,351
5,420,408	Lord Abbett High Yield Fund - Class I	43,905,302
2,507,826	Metropolitan West Total Return Bond Fund - Class I	27,184,829
3,071,443	Natixis Loomis Sayles Core Plus Bond Fund - Class Y	41,433,761
782,742	Nuveen High Yield Municipal Bond Fund - Institutional Class	13,173,550
5,757,964	Oppenheimer AMT-Free Municipals - Class Y	39,499,631
1,607,667	Oppenheimer Rochester Limited Term Municipal Fund - Class Y	22,957,488
5,618,599	Oppenheimer Rochester National Municipals - Class A	39,554,939
3,041,894	PIMCO Income Fund - Institutional Class	38,662,471
3,749,947	PIMCO Long-Term Credit Fund - Institutional Class	47,924,327
1,687,210	PIMCO Long-Term U.S. Government Fund - Institutional Class	17,158,929
2,710,920	Principal High Yield Fund - Institutional Class	21,416,270
2,627,391	Principal Preferred Securities Fund - Institutional Class	27,535,059
4,000,252	Putnam Diversified Income Trust - Class Y	31,601,990
1,230,529	RidgeWorth Investment Grade Tax-Exempt Bond Fund - Class I	15,147,810
3,012,455	TCW Total Return Bond Fund - Class I	30,937,909
851,359	Vanguard Long-Term Treasury Fund - Investor Class	10,258,874
3,008,206	Voya Intermediate Bond Fund - Class W	30,292,639
2,335,889	Western Asset Managed Municipals Fund - Class I	39,032,713
		624,267,148
	EQUITY FUND - 4.2%
2,080,814	Oppenheimer SteelPath MLP Select 40 Fund - Institutional Class	28,486,339

	TOTAL MUTUAL FUNDS (Cost $631,355,342)	652,753,487

	EXCHANGE TRADED FUND - 3.6%
	DEBT FUND - 3.6%
210,600	iShares 20+ Year Treasury Bond ETF (Cost $22,836,588)	23,907,312

	TOTAL INVESTMENTS - 100.4% (Cost $654,191,930) (a)	$ 676,660,799
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(2,631,004)
	NET ASSETS - 100.0%	$ 674,029,795

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $654,195,708 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 22,465,091
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 22,465,091

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 652,753,487	$ -	$ -	$ 652,753,487
Exchange Traded Funds	23,907,312	-	-	23,907,312
Total	$ 676,660,799	$ -	$ -	$ 676,660,799

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Sierra Strategic Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value
	MUTUAL FUNDS - 89.5%
	DEBT FUNDS - 83.7%
896,761	Angel Oak Multi-Strategy Income Fund - Institutional Class	$ 10,940,490
586,847	Baird Core Plus Bond Fund - Institutional Class	6,525,734
613,808	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Class	6,665,956
620,823	Forward Select Income Fund - Institutional Class	16,004,828
1,469,762	Lord Abbett High Yield Fund - Institutional Class	11,905,074
783,760	Lord Abbett High Yield Municipal Bond Fund - Class A	9,028,920
2,352,276	Lord Abbett Income Fund - Institutional Class	6,962,738
599,335	Metropolitan West Total Return Bond Fund - Class I	6,496,792
1,138,004	Nuveen High Yield Municipal Bond Fund - Institutional Class	19,152,606
1,651,589	Oppenheimer Rochester AMT-Free Municipals - Class Y	11,329,898
2,266,913	Oppenheimer Rochester National Municipals - Class A	15,959,064
1,114,117	PIMCO High Yield Fund - Institutional Class	10,884,919
871,963	PIMCO Income Fund - Institutional Class	11,082,644
988,812	PIMCO Long-Term Credit Fund - Institutional Class	12,637,019
350,338	PIMCO Long-Term US Government Fund - Institutional Class	3,562,940
734,763	Principal High Yield Fund - Institutional Class	5,804,626
1,528,299	Principal Preferred Securities Fund - Institutional Class	16,016,571
906,371	Prudential Muni High Income Fund - Class Z	9,090,904
1,446,352	Putnam Diversified Income Trust - Class Y	11,426,181
1,002,096	TCW Total Return Bond Fund - Class I	10,291,522
295,856	Vanguard Long-Term Treasury Fund - Investor Class	3,565,061
1,078,397	Voya Intermediate Bond Fund - Class W	10,859,460
668,949	Western Asset Managed Municipals Fund - Class I	11,178,136
		237,372,083
	EQUITY FUND - 5.8%
1,194,501	Oppenheimer SteelPath MLP Select 40 Fund - Institutional Class	16,352,715

	TOTAL MUTUAL FUNDS (Cost $244,459,134)	253,724,798

	EXCHANGE TRADED FUND - 5.5%
	DEBT FUND - 5.5%
137,750	iShares 20+ Treasury Bond ETF (Cost $14,983,200)	15,637,380

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
Shares		Value
SHORT-TERM INVESTMENT - 5.1%
MONEY MARKET FUND - 5.1%
14,398,541	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.03% * (Cost $14,398,541)	$ 14,398,541

	TOTAL INVESTMENTS - 100.1% (Cost $273,840,875) (a)	$ 283,760,719
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(199,453)
	NET ASSETS - 100%	$ 283,561,266

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $273,842,193 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 9,918,526
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 9,918,526

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 253,724,798	$ -	$ -	$ 253,724,798
Exchange Traded Fund	15,637,380	-	-	15,637,380
Money Market Fund	14,398,541	-	-	14,398,541
Total	$ 283,760,719	$ -	$ -	$ 283,760,719

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/28/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/28/2014